Average Annual Total Returns - FidelityWorldwideFund-AMCIZPRO - FidelityWorldwideFund-AMCIZPRO - Fidelity Worldwide Fund	Dec. 30, 2022
Fidelity Advisor Worldwide Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	11.51%
Past 5 years	18.16%
Past 10 years	13.85%
Fidelity Advisor Worldwide Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.13%
Past 5 years	15.92%
Past 10 years	12.07%
Fidelity Advisor Worldwide Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.59%
Past 5 years	14.21%
Past 10 years	11.01%
Fidelity Advisor Worldwide Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	16.39%
Past 5 years	18.63%
Past 10 years	13.83%
Fidelity Advisor Worldwide Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	13.86%
Past 5 years	18.38%
Past 10 years	13.80%
Fidelity Advisor Worldwide Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	18.62%
Past 5 years	19.90%
Past 10 years	14.84%
Fidelity Advisor Worldwide Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	18.76%
Since Inception	17.95%	[1]
F0341
Average Annual Return:
Past 1 year	22.24%
Past 5 years	15.51%
Past 10 years	13.17%

[1]	A From October 2, 2018